August 19, 2009
VIA EDGAR Electronic Transmission
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
      Re:      Brigham Exploration Company — Registration Statement on Form S-3
Ladies and Gentlemen:
     As counsel for and on behalf of Brigham Exploration Company, a Delaware corporation (the “Company”), we submit to you, via EDGAR electronic transmission, for filing under the Securities Act of 1933, as amended, the Company’s Registration Statement on Form S-3. Pursuant to Rule 457(p), $21,421.04 previously paid in connection with the registration of securities to be sold on Form S-3 initially filed February 15, 2006 (Reg. No. 333-131881) by Brigham Exploration Company is offset against the currently due filing fee of $16,740.
     Please call me at (512) 469-6158 or Joe Dannenmaier at (214) 969-1393 with any questions or comments you may have regarding the enclosed. In addition, please send copies of all written correspondence directly to Kari A. Potts, Thompson & Knight L.L.P., 98 San Jacinto Boulevard, Suite 1900, Austin, Texas 78701.
Sincerely,
/s/ Kari A. Potts
Kari A. Potts
Enclosures

cc:	Ben “Bud” Brigham Joe Dannenmaier